Schedule of Basic and Diluted Net Loss per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss per common share:
Net loss	$ (5,669)	$ (6,342)	$ (16,363)	$ (23,657)	$ (20,131)	$ (640)
Weighted average common shares outstanding, basic	5,773,993	1,366,842	4,833,091	1,346,264	1,546,297	1,056,988
Weighted average common shares outstanding, diluted	5,773,993	1,366,842	4,833,091	1,346,264	1,546,297	1,056,988
Net loss per share, basic	$ (0.98)	$ (4.64)	$ (3.39)	$ (17.57)	$ (13.02)	$ (0.61)
Net loss per share, diluted	$ (0.98)	$ (4.64)	$ (3.39)	$ (17.57)	$ (13.02)	$ (0.61)